Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (27,161)	¥ (186,736)	¥ (917,644)	¥ (931,922)
Adjustments to reconcile net loss to net cash generated from operating activities:
Foreign exchange (gain) loss,net	11,789	81,055	17,153	(56,341)
Changes in the fair value of contingent purchase consideration payables	(2,022)	(13,905)	937	(93,307)
Gain from settlement of contingent purchase consideration	(73)	(500)
Depreciation of property and equipment	82,393	566,491	523,500	480,105
Amortization of intangible assets	9,907	68,115	143,602	183,964
Loss (gain) on disposal of property and equipment and intangible assets	(1,161)	(7,981)	(3,285)	12,101
Allowance (reversal) for doubtful debt	(87)	(598)	37,427	117,564
Share based compensation expense	8,659	59,538	47,129	118,729
Deferred income tax benefits	(2,876)	(19,776)	(128,026)	(65,932)
(Gain) loss from equity method investments	27,146	186,642	(53,783)	(35,652)
Loss on debt extinguishment				29,841
Gain from disposal of equity investments without readily determinable fair value	(2,981)	(20,496)		(5,160)
Gain from disposal of equity method investment	(2,401)	(16,509)
Dividend income of equity investments without readily determinable fair values	(59)	(406)	(1,821)
Gain from disposal of subsidiaries	(704)	(4,843)	(497,036)
Impairment of long-lived assets			401,808	392,947
Impairment of goodwill		0	766,440	0
Impairment of long-term investment			20,258
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts and notes receivable	(10,008)	(68,809)	18,277	(40,988)
Inventories	(163)	(1,124)	(1,134)	9,108
Prepaid expenses and other current assets	(38,006)	(261,321)	(310,190)	(140,266)
Amounts due from related parties	(5,534)	(38,047)	4,436	(16,958)
Accounts and notes payables	6,018	41,380	42,468	46,947
Unrecognized tax benefits (expense)	(1,430)	(9,834)	(3,939)	14,197
Accrued expenses and other payables	11,308	77,744	270,082	82,216
Deferred revenue	291	2,001	(65,415)	(28,086)
Advances from customers	38,803	266,793	201,847	15,597
Income taxes payable	(29)	(198)	(6,548)	(28,060)
Deferred government grants	(966)	(6,643)	(4,985)	(6,627)
Amounts due to related parties	1,881	12,933	(14,356)	3,552
Net cash generated from operating activities	102,534	704,966	487,202	57,569
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(63,300)	(435,220)	(395,998)	(574,501)
Purchases of intangible assets	(2,600)	(17,874)	(18,957)	(37,999)
Proceeds from disposal of property and equipment	2,244	15,429	5,719	51
Disposal of subsidiaries, net	493	3,389	(77,719)
Payments for short-term investments	(14,385)	(98,905)	(755,876)	(285,127)
Payment of loan to a third party	(2,909)	(20,000)
Receipt of loans to third parties	2,969	20,413	100,000	43,279
Proceeds received from maturity of short-term investments	60,744	417,643	484,932	112,300
Proceeds from disposal of long-term investments	11,004	75,653		11,269
Proceeds from dividend income of equity investments without readily determinable fair values	59	406	1,821
Payments for long-term investments	(36,765)	(252,780)	(162,176)	(48,701)
Payment for deposit to acquire data center	(1,891)	(13,000)
Receipt of deposit for disposal of subsidiaries			10,000
Payments for available-for-sale debt investments				(5,324)
Payments for assets acquisition, net of cash acquired			(25,053)	(56,264)
Net cash used in investing activities	(44,337)	(304,846)	(833,307)	(841,017)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan from a related party	6,405	44,038
Proceeds from exercise of stock options	63	435	926	4,510
Proceeds from issuance of ordinary shares				2,548,695
Payments for contingent purchase consideration in relation to acquisitions				(2,617)
Repayment of 2016 bonds/ 2017 bonds			(420,600)	(264,300)
Proceeds from issuance of 2020 Notes (Note 16)			1,936,154
Payment of issuance cost of 2020 Notes			(9,735)
Proceeds from long-term bank borrowings			44,440	214,620
Proceeds from short-term bank borrowings	10,181	69,999	70,000	1,725,676
Repayment of long-term bank borrowings	(10,275)	(70,643)	(94,037)	(49,320)
Repayment of short-term bank borrowings	(10,181)	(69,999)	(1,673,676)	(318,000)
Payments for purchase of mandatorily redeemable noncontrolling interests				(100,000)
Payments for purchase of property and equipment through capital leases	(40,708)	(279,886)	(199,126)	(23,638)
Repayment of loan from a third party			(100,000)
Rental prepayment and deposits for sales and leaseback transactions	(7,040)	(48,401)	(164,698)	(152,715)
Contribution from noncontrolling interest in subsidiaries	28,548	196,281	134,633	4,000
Prepayment for future share repurchase plan			(3,866)	(39,028)
Refund of prepayment for share repurchase plan	6,212	42,710
Payments for share repurchase plan			(133,066)	(42,665)
Proceeds from issuance of notes	13,899	95,565
Net cash generated from (used in) financing activities	(2,896)	(19,901)	(612,651)	1,908,883
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	12,411	85,333	(140,298)	160,289
Net increase (decrease) in cash and cash equivalents and restricted cash	67,712	465,552	(1,099,054)	1,285,724
Cash and cash equivalents and restricted cash at beginning of the year	319,318	2,195,469	3,294,523	2,008,799
Cash and cash equivalents and restricted cash at end of the year	387,030	2,661,021	2,195,469	3,294,523
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	343,038	2,358,556	1,949,631	1,297,418
Restricted cash-current	38,574	265,214	242,494	1,963,561
Restricted cash-non-current	5,418	37,251	3,344	33,544
Cash and cash equivalents and restricted cash at end of the year	387,030	2,661,021	2,195,469	3,294,523
Supplemental disclosures of cash flow information:
Income taxes paid	(8,350)	(57,407)	(55,076)	(50,349)
Interest paid	(23,414)	(160,984)	(96,846)	(155,679)
Interest received	7,388	50,793	28,857	19,886
Supplemental disclosures of non-cash activities:
Purchase of property and equipment through capital leases	128,699	884,871	453,786	240,474
Purchase of property and equipment included in accrued expenses and other payables	3,188	21,918	(15,750)	(51,669)
Purchase of intangible assets included in accrued expenses and other payables	127	870	1,354	(1,310)
Contingent purchase consideration related to the acquisitions included in amounts due to related parties and accrued expenses and other payables	$ 5,343	¥ 36,734	¥ (937)	(306,126)
Bonds 6.875% Due 2017
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of 2017 bonds				¥ (1,596,335)